Shareholder Report, Line Graph (Details) 191568_Adaptiv Select ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Nov. 03, 2022	Oct. 31, 2025
Adaptiv™ Select ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Adaptiv™ Select ETF NAV
Accumulated Value	$ 13,207	$ 8,976	$ 10,000	$ 17,527
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	$ 15,821	$ 11,463	$ 10,000	$ 19,215